TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2015	2014
Deferred tax assets:

Net operating loss carry forward	$6,900	$5,099
Temporary differences	713	927

Deferred tax assets before valuation allowance	7,613	6,026
Valuation allowance	(7,613)	(6,026)

Net deferred tax asset	$-	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Loss before taxes on income consists of the following:
	Year ended
	December 31,
	2015	2014

Domestic	$783	$3,598
Foreign	6,359	9,279

	$7,142	$12,877